Advances to suppliers net (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Advances to suppliers, net
Advances for raw materials purchase	$ 10,949,095	$ 1,664,158
Less: allowance for doubtful accounts	(148,617)	(102,884)
Advances to suppliers, net	$ 10,800,478	$ 1,561,274